Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended							7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended				5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Guarantors The Hillman Companies, Inc.	Mar. 31, 2013 Issuer The Hillman Group, Inc.	Mar. 31, 2012 Issuer The Hillman Group, Inc.	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Mar. 31, 2013 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Successor Guarantors The Hillman Companies, Inc.	Dec. 31, 2011 Successor Guarantors The Hillman Companies, Inc.	Dec. 31, 2010 Successor Issuer The Hillman Group, Inc.	Dec. 31, 2012 Successor Issuer The Hillman Group, Inc.	Dec. 31, 2011 Successor Issuer The Hillman Group, Inc.	Dec. 31, 2010 Successor Guarantor Subsidiaries	Dec. 31, 2012 Successor Guarantor Subsidiaries	Dec. 31, 2011 Successor Guarantor Subsidiaries	Dec. 31, 2010 Successor Non-Guarantor Subsidiaries	Dec. 31, 2012 Successor Non-Guarantor Subsidiaries	Dec. 31, 2011 Successor Non-Guarantor Subsidiaries	Dec. 31, 2012 Successor Consolidating Adjustments	Dec. 31, 2011 Successor Consolidating Adjustments	May 28, 2010 Predecessor	May 28, 2010 Predecessor Guarantors The Hillman Companies, Inc.	May 28, 2010 Predecessor Issuer The Hillman Group, Inc.	May 28, 2010 Predecessor Guarantor Subsidiaries	May 28, 2010 Predecessor Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net income (loss)	$ (4,585)	$ (2,587)		$ (1,788)	$ (2,513)	$ (486)	$ 317	$ 54	$ (548)	$ (12)	$ (8,038)	$ (7,234)	$ (9,779)	$ (7,013)	$ (12,008)	$ (12,456)	$ (1,401)	$ 6,809	$ 1,763	$ 224	$ 548	$ 1,061	$ 211	$ (2,571)	$ (225)	$ (12)	$ 78	$ (25,208)	$ (24,810)	$ (493)	$ (143)	$ 227
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	10,988	11,360		4,515	6,120	6,701	15	22	338	122	21,676	43,761	42,050	10,669	18,058	18,433	10,924	25,137	23,216	50	88	328	33	478	73			9,961	2,663	7,192	47	59
Dispositions of property and equipment	9				9						60	292	53				60	271	42		21	11						74		74
Deferred income tax provision (benefit)	(3,033)	(1,815)		(3,122)		446	(809)	37	898	137	(5,660)	(5,603)	(4,634)	(8,031)	(6,382)	(8,866)	(1,125)	1,686	(203)	176	300	1,350	3,320	(1,207)	3,085			(1,921)	(2,757)	733	45	58
Deferred financing and original issue discount amortization	583	498		(46)	629	605					1,294	2,180	2,011	2,590	(279)	(803)	(1,296)	2,459	2,814									515	(155)	670
Interest on mandatorily redeemable preferred stock and management purchased options																												5,488	5,488
Stock-based compensation expense	261		714	261								714			714													19,053	19,053
Other non-cash interest and change in value of interest rate swap	(207)	(163)			(207)	(163)					392	(787)	1,250				392	(787)	1,250
Changes in operating items:
Accounts receivable	(13,176)	(8,637)			(7,269)	(7,745)	(2,842)	(241)	(3,065)	(651)	14,686	1,376	(4,441)				14,195	2,431	(6,673)	727	(50)	2,162	(236)	(1,005)	70			(16,816)		(15,724)	(658)	(434)
Inventories	(1,959)	(2,330)			(3,954)	(2,811)	(3,357)	679	5,299	(211)	(11,661)	(10,380)	(2,175)				(11,030)	(9,788)	(7,647)	(100)	439	5,527	(590)	(1,043)	23	12	(78)	2,959		2,383	477	110
Other assets	2,207	(563)			(10,295)	9	9,590	(400)	2,912	(172)	(1,156)	(3,931)	(3,251)				(2,626)	(6,003)	(4,691)	38	(1,319)	92	1,444	3,391	1,348			124		597	(178)	(307)
Accounts payable	2,739	2,582			(344)	2,684	628	(5)	2,455	(97)	7,051	(1,146)	672				7,229	(568)	387	(374)	(138)	(4)	196	(440)	289			1,830		1,890	(71)	11
Interest payable on junior subordinated debentures	1,019			1,019
Other accrued liabilities	(2,263)	2,237		176	2,264	5,019	94	(29)	(930)	152	(5,780)	5,146	2,291	(69)	(76)	(265)	(11,228)	3,623	4,053	4	121	(1,708)	417	1,478	211			4,352	(332)	9,561	176	43
Other items, net	821	(294)		(1,015)	(8,110)	(3,229)	(2,316)		8,395	(127)	(1,665)	(970)	166	199,620	(27)	3,957	(214,228)	(1,645)	8,989	21,567	(3)	(9,361)	(3,540)	705	(3,419)			(894)	850	(6,843)		15
Net cash provided by (used for) operating activities	(6,596)	288			(23,670)	1,030	1,320	117	15,754	(859)	11,199	23,418	24,213	197,766			(210,134)	23,625	23,300	22,312	7	(542)	1,255	(214)	1,455			(483)		40	(305)	(218)
Cash flows from investing activities:
Paulin acquisition	(103,416)				(103,416)								(40,271)						(40,271)
Payments for Quick Tag and Laser Key licenses											(12,750)						(12,750)
Proceeds from sale of property and equipment		3						3				3									3
Payment for Ook acquisition													(15,323)						(15,323)
Payment for Servalite acquisition											(21,335)									(21,335)
Capital expenditures	(6,651)	(5,447)			(6,590)	(5,371)	(9)	(6)	(52)	(70)	(9,675)	(24,313)	(17,935)				(9,518)	(23,973)	(17,778)	(64)	(128)	(30)	(93)	(212)	(127)			(5,411)		(5,396)	(7)	(8)
Other, net
Net cash used for investing activities	(110,067)	(5,444)			(110,006)	(5,371)	(9)	(3)	(52)	(70)	(43,760)	(24,310)	(73,529)				(22,268)	(23,973)	(73,372)	(21,399)	(125)	(30)	(93)	(212)	(127)			(5,411)		(5,396)	(7)	(8)
Cash flows from financing activities:
Borrowings of senior term loans	76,800				76,800						290,000		30,000				290,000		30,000
Repayments of senior term loans	(800)	(800)			(800)	(800)					(149,756)	(3,200)	(2,975)				(149,756)	(3,200)	(2,975)									(9,544)		(9,544)
Discount on senior term loans	(2,152)				(2,152)								(2,000)						(2,000)
Borrowings of revolving credit loans		14,000				14,000					12,600	19,000	9,444				12,600	19,000	9,444
Repayments of revolving credit loans											(600)	(19,000)	(21,444)				(600)	(19,000)	(21,444)
Payment of additional acquisition consideration		(12,387)				(12,387)						(12,387)	(12,490)					(12,387)	(12,490)
Principal payments under capitalized lease obligations	(94)	(7)			(94)	(7)					(50)	(47)	(30)				(50)	(47)	(30)									(459)		(459)
Repayments of unsecured subordinated notes											(49,820)						(49,820)
Borrowings under other credit obligations												1,119						1,119
Repayments of other credit obligations												(297)						(297)
Borrowings of senior notes											150,000	65,000	50,000				150,000	65,000	50,000
Premium on senior notes												4,225	4,625					4,225	4,625
Financing fees, net											(15,729)		(1,372)				(15,729)		(1,372)
Purchase predecessor equity securities											(506,407)			(506,407)
Proceeds from sale of successor equity securities											308,641			308,641
Net cash (used for) provided by financing activities	73,754	806			73,754	806					38,879	54,413	53,758	(197,766)			236,645	54,413	53,758									(10,003)		(10,003)
Net (decrease) increase in cash and cash equivalents	(42,909)	(4,350)			(59,922)	(3,535)	1,311	114	15,702	(929)	6,318	53,521	4,442				4,243	54,065	3,686	913	(118)	(572)	1,162	(426)	1,328			(15,897)		(15,359)	(312)	(226)
Cash and cash equivalents at beginning of period	65,548	12,027	12,027	1	62,917	8,852	429	547	2,201	2,627	1,267	12,027	7,585	1	1	1	923	8,852	5,166	206	547	1,119	137	2,627	1,299			17,164	1	16,282	518	363
Cash and cash equivalents at end of period	$ 22,639	$ 7,677	$ 65,548	$ 1	$ 2,995	$ 5,317	$ 1,740	$ 661	$ 17,903	$ 1,698	$ 7,585	$ 65,548	$ 12,027	$ 1	$ 1	$ 1	$ 5,166	$ 62,917	$ 8,852	$ 1,119	$ 429	$ 547	$ 1,299	$ 2,201	$ 2,627			$ 1,267	$ 1	$ 923	$ 206	$ 137